INSURANCE LIABILITIES INSURANCE LIABILITIES - Fair Values of GMxB and Other Derivative Liability (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Embedded and freestanding derivative liability	$ 6,223	$ 5,469
GMIB reinsurance contract asset	10,316	10,585
GMIBNLG
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Embedded and freestanding derivative liability	5,184	4,987
SCS,MSO, IUL features
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Embedded and freestanding derivative liability	875	298
GWBL/GMWB
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Embedded and freestanding derivative liability	114	120
GIB
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Embedded and freestanding derivative liability	30	35
GMAB
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Embedded and freestanding derivative liability	$ 20	$ 29